UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York          August 14, 2009
-----------------------      ------------------------     --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $435,011
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE
                                                  TIGER CONSUMER MANAGEMENT, LLC
                                                           June 30, 2009


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                       VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE

ADVANCE AUTO PARTS INC          COM           00751Y106     11886     286476  SH            SOLE                286476
AEROPOSTALE                     COM           007865108     14103     411520  SH            SOLE                411520
BEST BUY INC                    COM           086516101     12634     377250  SH            SOLE                377250
BJS WHOLESALE CLUB INC          COM           05548J106     12508     388101  SH            SOLE                388101
BLACK & DECKER CORP             COM           091797100     17022     593944  SH            SOLE                593944
BRINKER INTL INC                COM           109641100     14099     827913  SH            SOLE                827913
BUFFALO WILD WINGS INC          COM           119848109     14775     454323  SH            SOLE                454323
BURGER KING HLDGS INC           COM           121208201     17866    1034538  SH            SOLE               1034538
CASEYS GEN STORES INC           COM           147528103     10942     425935  SH            SOLE                425935
CASH AMER INTL INC              COM           14754D100     12848     549294  SH            SOLE                549294
CATALYST HEALTH SOLUTIONS IN    COM           14888B103      9807     393212  SH            SOLE                393212
CEC ENTMT INC                   COM           125137109      6255     212164  SH            SOLE                212164
CHILDRENS PL RETAIL STORES I    COM           168905107     14974     566555  SH            SOLE                566555
COLLECTIVE BRANDS INC           COM           19421W100     17707    1215326  SH            SOLE               1215326
CROCS INC                       COM           227046109      8234    2421896  SH            SOLE               2421896
CVS CAREMARK CORPORATION        COM           126650100     12946     406225  SH            SOLE                406225
DECKERS OUTDOOR CORP            COM           243537107     15163     215776  SH            SOLE                215776
FINISH LINE INC                 CL A          317923100      6134     826705  SH            SOLE                826705
FOSSIL INC                      COM           349882100     14855     616904  SH            SOLE                616904
GAP INC DEL                     COM           364760108     13612     829978  SH            SOLE                829978
GUESS INC                       COM           401617105     13123     509025  SH            SOLE                509025
HASBRO INC                      COM           418056107     13172     543400  SH            SOLE                543400
HERBALIFE LTD                   COM USD SHS   G4412G101     13607     431405  SH            SOLE                431405
LIFE TIME FITNESS INC           COM           53217R207     13375     668427  SH            SOLE                668427
LOWES COS INC                   COM           548661107     17330     892839  SH            SOLE                892839
LULULEMON ATHLETICA INC         COM           550021109     11484     881347  SH            SOLE                881347
LUMBER LIQUIDATORS INC          COM           55003Q103      7606     482629  SH            SOLE                482629
PETSMART INC                    COM           716768106     17355     808712  SH            SOLE                808712
RED ROBIN GOURMET BURGERS IN    COM           75689M101      4333     231077  SH            SOLE                231077
REGIS CORP MINN                 COM           758932107      3002     172450  SH            SOLE                172450
STANLEY WKS                     COM           854616109     11922     352310  SH            SOLE                352310
SUPERVALU INC                   COM           868536103     11827     913310  SH            SOLE                913310
TEXAS ROADHOUSE INC             CL A          882681109     12624    1157099  SH            SOLE               1157099
SCOTTS MIRACLE GRO CO           CL A          810186106     12862     366959  SH            SOLE                366959
WARNACO GROUP INC               COM NEW       934390402     13019     401816  SH            SOLE                401816







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